Auditor's remuneration	12 Months Ended
Dec. 31, 2022
Auditor's remuneration [abstract]
Auditor's remuneration	Auditor’s remuneration
Auditor’s remuneration is included within consultancy, legal and professional fees in administration and general expenses and comprises:

	2022	2021	2020
	£m	£m	£m
Audit of the Barclays Bank Group's annual accounts	20	19	17
Other services:
Audit of the Barclays Bank PLC subsidiaries[a]	18	14	13
Other audit related fees[b]	8	7	7
Other services	1	1	1
Total Auditor's remuneration	47	41	38
Notes
aComprises the fees for the statutory audit of the subsidiaries both inside and outside UK and fees for the work performed by associates of KPMG in respect of the consolidated financial statements of the Company.
bComprises services in relation to statutory and regulatory filings. These include audit services for the review of the interim financial information under the Listing Rules of the UK listing authority.
Under SEC regulations, the remuneration of our auditors is required to be presented as follows: audit fees £41m (2021: £33m, 2020: £31m), audit-related fees £5m (2021: £5m, 2020: £3m), tax fees £nil (2021: £nil, 2020: £nil), and all other fees £1m (2021: £nil, 2020: £1m).